Financial Instruments - Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Total amount	$ 91.0	$ 3,647.6	$ 4,198.3	$ 3,759.9
Without the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 1,149.6
Pre-fixed percentage	89.81%
Post-fixed amount	$ 130.4
Post-fixed percentage	10.19%
Total amount	$ 1,280.0
Total percentage	100.00%
Pre-fixed amount	$ 42.4
Pre-fixed percentage	46.59%
Post-fixed amount	$ 48.6
Post-fixed percentage	53.41%
Total amount	$ 91.0
Total percentage	100.00%
With the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 1,149.6
Pre-fixed percentage	89.81%
Post-fixed amount	$ 130.4
Post-fixed percentage	10.19%
Total amount	$ 1,280.0
Total percentage	100.00%
Pre-fixed amount	$ 2.2
Pre-fixed percentage	2.42%
Post-fixed amount	$ 88.8
Post-fixed percentage	97.58%
Total amount	$ 91.0
Total percentage	100.00%